Shareholder Report, Line Graph (Details) - USD ($)					5 Months Ended	8 Months Ended		11 Months Ended	12 Months Ended		17 Months Ended	20 Months Ended		23 Months Ended	24 Months Ended	29 Months Ended	32 Months Ended		35 Months Ended	36 Months Ended	41 Months Ended	44 Months Ended		48 Months Ended	56 Months Ended		60 Months Ended	68 Months Ended		72 Months Ended	80 Months Ended		84 Months Ended	92 Months Ended		96 Months Ended	104 Months Ended		108 Months Ended	116 Months Ended	120 Months Ended
	Jun. 07, 2022	Feb. 28, 2017	Feb. 29, 2016	Oct. 31, 2015	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2016	Apr. 30, 2023	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2017	Apr. 30, 2024	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2025	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000185695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				$ 1,000,000						$ 1,066,713					$ 1,130,654					$ 1,174,568				$ 1,201,794			$ 1,199,426			$ 1,296,067			$ 1,231,660			$ 1,356,950			$ 1,493,798		$ 1,574,605
C000009919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						266,895					282,890					293,379				299,992			299,981			323,674			307,038			338,056			371,922		391,427
C000040932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,670					11,306					11,721				11,977			11,969			12,916			12,250			13,497			14,842		15,608
C000040931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,651					11,239					11,622				11,859			11,825			12,717			12,037			13,232			14,519		15,234
C000040930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,624					11,182					11,534				11,733			11,673			12,519			11,827			12,967			14,189		14,854
C000035169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,667					11,301					11,719				11,987			11,970			12,929			12,271			13,510			14,865		15,644
C000009918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000009916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 3.00% maximum front-end sales charge)
Accumulated Value				9,700						10,319					10,904					11,276				11,499			11,453			12,334			11,677			12,820			14,083		14,777
C000009947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550						10,228					11,062					11,093				12,010			12,408			13,513			11,941			12,634			14,493		15,654
C000009949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000049003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,720					11,653					11,704				12,705			13,179			14,369			12,739			13,504			15,529		16,827
C000040942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,664					11,516					11,496				12,420			12,810			13,888			12,234			12,918			14,749		15,902
C000040943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,692					11,595					11,612				12,571			13,005			14,140			12,496			13,239			15,159		16,392
C000040944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,727					11,653					11,720				12,716			13,218			14,418			12,789			13,568			15,593		16,905
C000227371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						10,732					11,665					11,721				12,707			13,133			14,342			12,719			13,505			15,548		16,854
C000009950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						268,307					291,625					293,014				317,686			328,337			358,283			317,484			336,979			387,547		420,252
C000185702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,071,991					1,164,508					1,170,450				1,272,795			1,320,968			1,443,252			1,281,802			1,361,123			1,565,465		1,698,976
C000185705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,048,462					1,054,988					1,044,119				1,109,040			1,193,385			1,280,149			1,168,818			1,179,958			1,279,175		1,371,593
C000009964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						262,326					263,863					261,414				277,380			298,586			319,876			291,509			293,978			318,649		341,235
C000040953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,476					10,533					10,428				11,073			11,899			12,753			11,626			11,725			12,702		13,607
C000040952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,455					10,478					10,344				10,944			11,736			12,539			11,390			11,454			12,370		13,208
C000040951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,423					10,416					10,253				10,817			11,562			12,315			11,150			11,184			12,035		12,820
C000035174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,485					10,540					10,436				11,079			11,926			12,779			11,644			11,740			12,717		13,618
C000009963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000009961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550						9,984					10,011					9,891				10,466			11,223			11,995			10,907			10,963			11,845		12,657
C000009965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450						9,413					11,840					10,838				12,243			13,762			17,159			10,735			12,293			15,230		19,632
C000009967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000035175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						9,988					12,589					11,563				13,113			14,785			18,495			11,608			13,327			16,569		21,421
C000040954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						9,922					12,449					11,364				12,799			14,345			17,848			11,140			12,713			15,706		20,189
C000040955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						9,955					12,519					11,466				12,956			14,568			18,167			11,370			13,025			16,132		20,808
C000040956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						9,983					12,601					11,569				13,120			14,794			18,505			11,618			13,346			16,599		21,458
C000200564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						9,991					12,608					11,600				13,164			14,863			18,613			11,697			13,457			16,742		21,680
C000009968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						249,774					315,207					289,591				328,538			370,381			463,463			291,163			334,279			415,764		537,759
C000185707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						998,763					1,260,602					1,158,455				1,314,848			1,484,248			1,859,677			1,168,462			1,344,020			1,672,401		2,165,117
C000185709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						976,604					1,206,167					1,064,747				1,190,615			1,284,508			1,650,693			1,205,763			1,344,539			1,658,757		2,046,764
C000009972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						244,594					302,105					266,544				298,000			321,333			412,406			301,261			335,548			413,407		509,633
C000148292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						9,777					12,084					10,672				11,929			12,869			16,532			12,079			13,473			16,615		20,499
C000040959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						9,767					12,059					10,634				11,881			12,804			16,429			11,998			13,362			16,460		20,295
C000040958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						9,742					11,990					10,542				11,738			12,612			16,136			11,746			13,042			16,017		19,693
C000040957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						9,712					11,915					10,446				11,598			12,421			15,843			11,497			12,723			15,580		19,096
C000064694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						9,766					12,048					10,625				11,865			12,791			16,420			11,989			13,349			16,456		20,288
C000009971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000009969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450						9,196					11,318					9,951				11,078			11,907			15,230			11,090			12,313			15,123		18,599
C000010008 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 2.00% maximum front-end sales charge)
Accumulated Value				9,800						10,051					10,246					10,314				10,834			11,167			11,340			10,561			11,106			12,058		12,778
C000010010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000085295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,286					10,513					10,603				11,188			11,553			11,770			10,992			11,589			12,614		13,413
C000105490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,226					10,387					10,441				10,940			11,237			11,386			10,595			11,123			12,048		12,732
C000105491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,256					10,443					10,512				11,054			11,403			11,575			10,795			11,346			12,334		13,070
C000105492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,287					10,527					10,628				11,199			11,570			11,774			10,992			11,594			12,606		13,391
C000211747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						10,292					10,515					10,618				11,206			11,587			11,808			11,047			11,653			12,690		13,499
C000010011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						257,302					262,885					265,438				279,859			289,164			294,580			275,096			289,914			315,539		335,263
C000185721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,028,565					1,051,961					1,062,740				1,120,543			1,160,002			1,180,953			1,104,090			1,165,990			1,269,511		1,350,376
C000185727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,050,763					1,078,324					1,061,183				1,184,072			1,271,427			1,283,736			1,063,909			1,083,611			1,217,734		1,297,803
C000010045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						263,178					269,940					265,366				296,361			317,898			320,718			265,617			270,529			303,838		323,293
C000148296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						10,515					10,798					10,612				11,851			12,728			12,853			10,654			10,841			12,184		12,981
C000040989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,516					10,777					10,589				11,839			12,692			12,810			10,602			10,778			12,101		12,880
C000040988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,485					10,713					10,495				11,670			12,476			12,549			10,367			10,515			11,780		12,508
C000040987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,451					10,645					10,393				11,528			12,284			12,317			10,140			10,251			11,437		12,097
C000035179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,508					10,760					10,579				11,795			12,661			12,771			10,584			10,763			12,088		12,881
C000010044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000010042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550						10,005					10,224					10,024				11,151			11,918			11,999			9,904			10,053			11,254		11,953
C000048995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550						9,971					10,120					10,109				10,997			11,286			11,618			10,212			10,519			11,562		12,045
C000048997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000048998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,466					10,636					10,651				11,625			11,973			12,355			10,871			11,222			12,360		12,901
C000200566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						261,644					265,901					266,265				290,679			298,988			308,478			271,406			280,531			308,991		322,271
C000185741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,046,575					1,063,901					1,065,989				1,163,565			1,197,891			1,236,973			1,090,500			1,126,780			1,242,886		1,298,912
C000185743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,072,867					1,152,928					1,148,257				1,262,299			1,369,522			1,450,900			1,200,073			1,276,739			1,495,059		1,636,298
C000052097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						268,567					289,157					287,732				316,250			342,702			362,781			299,740			318,698			372,617		408,048
C000148300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						10,743					11,566					11,518				12,652			13,746			14,565			12,038			12,828			15,009		16,433
C000105495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,749					11,554					11,500				12,625			13,693			14,495			11,979			12,751			14,903		16,297
C000105494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,715					11,479					11,388				12,475			13,488			14,236			11,727			12,437			14,485		15,818
C000105493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,681					11,411					11,285				12,326			13,284			13,972			11,471			12,124			14,090		15,318
C000049000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,729					11,534					11,462				12,587			13,646			14,457			11,947			12,696			14,850		16,253
C000048999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000049001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550						10,221					10,963					10,878				11,902			12,880			13,593			11,206			11,872			13,848		15,114
C000065302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450						9,667					12,003					10,747				11,691			11,401			14,471			10,947			12,406			15,160		19,068
C000065304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000065306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,255					12,767					11,463				12,529			12,252			15,615			11,835			13,476			16,515		20,833
C000065307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,202					12,626					11,257				12,224			11,880			15,054			11,340			12,826			15,627		19,601
C000065308 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,224					12,691					11,348				12,358			12,047			15,299			11,565			13,111			16,021		20,157
C000065309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,201					12,700					11,434				12,494			12,219			15,562			11,805			13,425			16,452		20,759
C000200567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						10,273					12,807					11,582				12,659			12,391			15,802			12,006			13,661			16,768		21,175
C000065305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						256,827					320,180					288,409				315,177			308,239			392,512			297,717			338,627			414,898		523,766
C000185747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,025,517					1,277,817					1,150,856				1,257,714			1,232,330			1,571,222			1,192,835			1,358,699			1,666,118		2,103,999
C000185753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,088,378					1,364,278					1,237,196				1,289,683			1,032,887			1,548,690			1,309,815			1,597,206			1,929,447		2,512,244
C000089186 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						272,255					341,095					309,076				322,088			257,886			386,405			326,401			397,978			479,912		624,478
C000211748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						10,890					13,644					12,363				12,896			10,333			15,487			13,099			15,978			19,285		25,121
C000089185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,883					13,623					12,335				12,844			10,283			15,401			13,009			15,849			19,120		24,879
C000089184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,848					13,542					12,227				12,698			10,125			15,112			12,726			15,458			18,591		24,123
C000089183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,808					13,451					12,104				12,531			9,965			14,832			12,453			15,081			18,079		23,382
C000089182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,884					13,628					12,346				12,864			10,294			15,419			13,026			15,873			19,152		24,913
C000089181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
Accumulated Value				10,000						10,770					13,356					11,977				12,354			9,780			14,501			12,120			14,617			17,455		22,481
C000089180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450						10,242					12,778					11,542				11,992			9,564			14,287			12,038			14,631			17,598		22,834
C000101254 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550						10,564					11,283					10,352				11,855			11,378			11,742			9,371			10,728			11,747		13,119
C000101255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000101256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						11,093					11,882					10,931				12,562			12,093			12,490			10,002			11,465			12,597		14,094
C000101257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,980					11,706					10,718				12,306			11,818			12,183			9,713			11,082			12,145		13,507
C000101258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						11,051					11,795					10,818				12,395			11,915			12,276			9,806			11,208			12,306		13,723
C000101259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						11,044					11,818					10,875				12,502			12,062			12,481			9,990			11,448			12,616		14,089
C000101260 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						277,411					297,136					273,400				314,736			303,012			313,183			251,032			287,542			316,352		353,917
C000185755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,109,291					1,188,933					1,094,596				1,258,833			1,212,870			1,256,211			1,005,012			1,153,272			1,271,257		1,422,109
C000185757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,089,377					1,424,946					1,235,454				1,348,774			1,396,698			1,700,919			1,184,630			1,389,694			1,801,518		2,281,308
C000101265 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						272,909					356,538					309,059				337,050			348,740			424,321			295,247			345,708			447,656		566,150
C000200569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						10,916					14,262					12,377				13,523			14,003			17,048			11,876			13,917			18,050		22,859
C000101264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,822					14,140					12,241				13,359			13,822			16,757			11,667			13,650			17,657		22,334
C000101263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,844					14,108					12,193				13,275			13,689			16,594			11,495			13,416			17,303		21,816
C000101262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,830					14,073					12,119				13,143			13,495			16,327			11,297			13,132			16,909		21,263
C000101261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,894					14,221					12,330				13,438			13,901			16,909			11,763			13,754			17,815		22,498
C000101267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000101266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 5.50% maximum front-end sales charge)
Accumulated Value				9,450						10,255					13,344					11,528				12,545			12,937			15,676			10,868			12,673			16,358		20,618
C000101268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550						9,720					9,804					10,019				10,588			10,672			10,614			9,916			9,999			10,867		11,460
C000101269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000101270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,191					10,309					10,562				11,197			11,321			11,282			10,582			10,694			11,657		12,332
C000101271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,148					10,207					10,393				10,952			11,000			10,901			10,153			10,193			11,043		11,612
C000101272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,179					10,268					10,482				11,081			11,174			11,108			10,378			10,456			11,360		11,986
C000101273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,202					10,330					10,573				11,208			11,329			11,288			10,587			10,698			11,659		12,333
C000148301 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value				10,000						10,214					10,342					10,608				11,255			11,387			11,369			10,661			10,791			11,768		12,471
C000101274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						255,373					258,566					264,882				280,887			284,016			283,298			265,512			268,289			292,337		309,492
C000185759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,019,119					1,031,883					1,058,510				1,123,173			1,136,359			1,133,500			1,063,873			1,075,804			1,173,489		1,243,798
C000185761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,080,728					1,151,759					1,197,045				1,229,741			1,227,617			1,331,352			1,247,771			1,377,722			1,508,806		1,624,847
C000105109 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value				250,000						270,348					288,483					299,825				307,950			307,630			333,551			312,406			344,691			377,581		406,190
C000105108 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value				10,000						10,927					11,648					12,105				12,434			12,425			13,490			12,627			13,942			15,279		16,433
C000105107 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value				10,000						10,777					11,465					11,880				12,157			12,113			13,110			12,233			13,467			14,718		15,781
C000105106 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value				10,000						10,750					11,402					11,780				12,032			11,942			12,883			11,987			13,155			14,327		15,316
C000105105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,807					11,525					11,972				12,287			12,220			13,262			12,402			13,695			14,994		16,117
C000105104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000105103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 3.00% maximum front-end sales charge)
Accumulated Value				9,700						10,457					11,124					11,527				11,797			11,743			12,709			11,863			13,059			14,258		15,308
C000156246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550						9,991					10,195					10,158				11,179			11,514			11,877			10,231			10,475			11,612		12,041
C000156247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000156248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,489					10,729					10,717				11,821			12,192			12,617			10,889			11,185			12,417		12,907
C000185771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,048,938					1,073,253					1,071,114				1,182,345			1,221,411			1,263,735			1,091,384			1,121,918			1,246,335		1,296,348
C000185773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value				1,000,000						1,014,032					1,025,991					1,026,938				1,077,706			1,101,308			1,120,232			1,059,398			1,086,877			1,151,320		1,196,762
C000156251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000						10,140					10,256					10,264				10,769			10,998			11,179			10,563			10,833			11,455		11,910
C000156250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000156249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value				9,550						9,660					9,738					9,735				10,189			10,381			10,538			9,935			10,162			10,726		11,121
C000166660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 5.50% maximum front-end sales charge)
Accumulated Value			$ 9,450				$ 10,896						$ 13,267					$ 11,665					$ 13,586			$ 16,747			$ 23,555			$ 18,136			$ 18,107			$ 23,289		$ 26,859
C000166661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000166662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value			10,000				11,550						14,105					12,439					14,534			17,961			25,331			19,548			19,592			25,272		29,236
C000166663 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value			10,000				11,500						13,993					12,311					14,499			17,909			25,197			19,373			19,312			24,769		28,522
C000166664 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value			10,000				11,520						14,036					12,362					14,436			17,825			25,105			19,375			19,360			24,951		28,720
C000166665 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value			10,000				11,540						14,081					12,414					14,510			17,932			25,300			19,544			19,605			25,303		29,294
C000166666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value			10,000				11,550						14,101					12,445					14,576			18,034			25,471			19,710			19,782			25,554		29,623
C000166667 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value			250,000				288,750						352,535					311,026					363,891			450,003			634,865			490,486			492,085			634,959		735,650
C000185775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value			1,000,000				1,155,000						1,410,509					1,244,375					1,454,487			1,800,124			2,543,864			1,966,961			1,975,304			2,551,878		2,959,025
C000185166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value		$ 1,000,000				$ 1,165,000						$ 1,151,281					$ 1,351,896					$ 1,555,372			$ 2,119,965			$ 1,594,049			$ 1,524,863			$ 2,015,099			$ 2,205,070
C000175603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value		250,000				291,250						287,440					337,504					388,620			529,010			397,534			380,113			501,471			548,463
C000175602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value		10,000				11,660						11,516					13,525					15,536			21,179			15,925			15,242			20,136			22,035
C000175601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value		10,000				11,650						11,487					13,491					15,484			21,074			15,834			15,135			19,963			21,821
C000175600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R4
Accumulated Value		10,000				11,640						11,457					13,416					15,374			20,854			15,625			14,883			19,585			21,340
C000175599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R3
Accumulated Value		10,000				11,630						11,451					13,391					15,293			20,682			15,441			14,674			19,243			20,909
C000175598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value		10,000				11,660						11,504					13,514					15,512			21,100			15,834			15,128			19,948			21,783
C000175597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000175596 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 5.50% maximum front-end sales charge)
Accumulated Value		9,450				10,990						10,805					12,633					14,448			19,597			14,660			13,953			18,352			19,989
C000236422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with 4.50% maximum front-end sales charge)
Accumulated Value	$ 9,550				$ 9,128			$ 9,961			$ 9,651			$ 10,473		$ 11,005			$ 11,301		$ 11,690
C000236424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class C (with 1.00% contingent deferred sales charge)
C000236423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value	10,000				9,569			10,447			10,142			11,011		11,587			11,911		12,337
C000236425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R5
Accumulated Value	10,000				9,571			10,455			10,153			11,016		11,603			11,926		12,353
C000236421 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R6
Accumulated Value	10,000				9,575			10,470			10,162			11,042		11,626			11,956		12,390
C000236420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class Y
Accumulated Value	250,000				239,284			261,306			253,748			275,631		289,979			298,102		308,692
C000236419 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class F
Accumulated Value	1,000,000				957,525			1,047,016			1,016,176			1,104,207		1,162,545			1,195,658		1,239,101
Bloomberg US Aggregate Bond C000009919 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						260,925					263,280					257,874				287,554			305,345			303,885			256,228			257,141			284,260		301,767
Bloomberg US Aggregate Bond C000185695 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,043,702					1,053,120					1,031,496				1,150,215			1,221,380			1,215,540			1,024,913			1,028,563			1,137,038		1,207,067
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Accumulated Value	10,000			10,000	9,321			9,966		10,437	9,355			9,819	10,531	10,341			10,607	10,315	10,978			11,502			12,214			12,155			10,249			10,286			11,370		12,071
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Index (Net)
Accumulated Value				10,000						10,022					12,392					11,370				12,652			12,321			15,976			12,026			13,477			16,757		20,934
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Accumulated Value				10,000						10,406					10,634					10,579				11,576			11,992			12,308			10,834			11,120			12,198		12,707
Bloomberg Municipal Bond C000200566 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						260,145					265,848					264,487				289,398			299,797			307,700			270,840			278,001			304,956		317,671
Bloomberg Municipal Bond C000185741 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,040,581					1,063,394					1,057,947				1,157,592			1,199,189			1,230,799			1,083,359			1,112,003			1,219,823		1,270,684
MSCI ACWI ex USA C000185747 Index Net [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,002,243					1,239,152					1,137,034				1,265,150			1,232,121			1,597,582			1,202,551			1,347,721			1,675,652		2,093,370
MSCI ACWI ex USA C000065305 Index Net [Member]
Account Value [Line Items]
Accumulated Value				250,000						250,561					309,788					284,258				316,288			308,030			399,395			300,638			336,930			418,913		523,343
MSCI EAFE C000089186 Index Net [Member]
Account Value [Line Items]
Accumulated Value				250,000						241,933					298,637					278,167				308,887			287,684			386,016			297,237			340,041			418,135		514,439
MSCI EAFE C000185753 Index Net [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						967,734					1,194,547					1,112,668				1,235,549			1,150,737			1,544,064			1,188,947			1,360,166			1,672,542		2,057,758
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index (Net)
Accumulated Value				10,000						9,677					11,945					11,127				12,355			11,507			15,441			11,889			13,602			16,725		20,578
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Aggregate Index
Accumulated Value				10,000						10,559					10,683					10,464				11,462			12,108			11,958			9,472			9,635			10,554		11,155
Bloomberg Global Aggregate C000101260 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						263,976					267,078					261,606				286,555			302,700			298,938			236,796			240,865			263,858		278,863
Bloomberg Global Aggregate C000185755 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,055,903					1,068,314					1,046,422				1,146,221			1,210,801			1,195,751			947,182			963,462			1,055,434		1,115,452
MSCI Emerging Markets C000101265 Index Net [Member]
Account Value [Line Items]
Accumulated Value				250,000						273,169					345,424					302,190				338,018			365,909			427,969			295,186			327,064			409,861		524,271
MSCI Emerging Markets C000185757 Index Net [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,092,675					1,381,697					1,208,760				1,352,070			1,463,637			1,711,874			1,180,742			1,308,255			1,639,442		2,097,083
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets Index (Net)
Accumulated Value				10,000						10,927					13,817					12,088				13,521			14,636			17,119			11,807			13,083			16,394		20,971
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Index (Net)
Accumulated Value		10,000	10,000			11,332	11,228					11,274	13,834				12,693	13,762				13,314	15,495		18,277	16,252		14,629	22,311		16,165	17,858		21,466	19,734		26,327	26,205		32,138
MSCI ACWI C000166667 Index Net [Member]
Account Value [Line Items]
Accumulated Value			250,000				280,712						345,846					344,056					387,377			406,312			557,775			446,458			493,344			655,116		803,452
MSCI ACWI C000185775 Index Net [Member]
Account Value [Line Items]
Accumulated Value			$ 1,000,000				$ 1,122,849						$ 1,383,385					$ 1,376,225					$ 1,549,510			$ 1,625,247			$ 2,231,101			$ 1,785,832			$ 1,973,377			$ 2,620,463		$ 3,213,808
MSCI ACWI C000185166 Index Net [Member]
Account Value [Line Items]
Accumulated Value		1,000,000				1,133,234						1,127,370					1,269,320					1,331,363			1,827,662			1,462,909			1,616,541			2,146,618			2,632,672
MSCI ACWI C000175603 Index Net [Member]
Account Value [Line Items]
Accumulated Value		$ 250,000				$ 283,309						$ 281,842					$ 317,330					$ 332,841			$ 456,916			$ 365,727			$ 404,135			$ 536,655			$ 658,168
Bloomberg US Aggregate Bond C000236420 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000				233,035			249,141			233,865			245,483		258,529			265,171		274,452
Bloomberg US Aggregate Bond C000236419 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000				$ 932,140			$ 996,563			$ 935,460			$ 981,930		$ 1,034,116			$ 1,060,685		$ 1,097,806
Morningstar LSTA US Leveraged Loan C000009919 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						266,323					279,807					292,497				300,309			305,480			331,289			325,132			363,883			402,297		427,732
Morningstar LSTA US Leveraged Loan C000185695 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,065,293					1,119,227					1,169,987				1,201,238			1,221,921			1,325,156			1,300,529			1,455,534			1,609,189		1,710,927
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Morningstar LSTA US Leveraged Loan Index
Accumulated Value				10,000						10,653					11,192					11,700				12,012			12,219			13,252			13,005			14,555			16,092		17,109
Bloomberg US Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Corporate High Yield Bond Index
Accumulated Value				10,000						11,014					11,996					12,113				13,129			13,587			15,017			13,252			14,078			16,397		17,735
Bloomberg US Corporate High Yield Bond C000009950 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						275,354					299,912					302,836				328,218			339,681			375,434			331,297			351,942			409,919		443,371
Bloomberg US Corporate High Yield Bond C000185702 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,101,416					1,199,649					1,211,344				1,312,870			1,358,725			1,501,736			1,325,186			1,407,768			1,639,675		1,773,484
Bloomberg US TIPS C000009964 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						264,716					264,410					261,130				284,525			310,398			332,360			294,222			292,104			317,256		336,488
Bloomberg US TIPS 1 10 Year C000009964 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						261,689					262,070					260,463				278,357			297,857			318,847			295,954			298,554			321,552		343,547
Bloomberg US TIPS C000185705 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,058,866					1,057,640					1,044,519				1,138,099			1,241,592			1,329,440			1,176,886			1,168,415			1,269,024		1,345,950
Bloomberg US TIPS 1 10 Year C000185705 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,046,757					1,048,279					1,041,853				1,113,427			1,191,426			1,275,387			1,183,817			1,194,217			1,286,210		1,374,186
Bloomberg US TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US TIPS Index
Accumulated Value				10,000						10,589					10,576					10,445				11,381			12,416			13,294			11,769			11,684			12,690		13,460
Bloomberg US TIPS 1 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US TIPS 1-10 Year Index
Accumulated Value				10,000						10,468					10,483					10,419				11,134			11,914			12,754			11,838			11,942			12,862		13,742
MSCI ACWI ex USA Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Growth Index (Net)
Accumulated Value				10,000						10,013					12,491					11,396				13,295			14,815			18,182			12,547			13,700			17,149		20,882
MSCI ACWI ex USA Growth C000009968 Index Net [Member]
Account Value [Line Items]
Accumulated Value				250,000						250,314					312,264					284,906				332,376			370,369			454,560			313,679			342,510			428,731		522,055
MSCI ACWI ex USA Growth C000185707 Index Net [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,001,258					1,249,057					1,139,623				1,329,503			1,481,475			1,818,239			1,254,717			1,370,040			1,714,923		2,088,222
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value				10,000						10,131					10,199					10,234				10,734			11,097			11,092			10,551			10,891			11,572		12,158
Bloomberg 1 3 Year US Government Credit C000185721 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,013,080					1,019,912					1,023,373				1,073,408			1,109,740			1,109,205			1,055,085			1,089,131			1,157,166		1,215,808
Bloomberg 1 3 Year US Government Credit C000010011 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						253,270					254,978					255,843				268,352			277,435			277,301			263,771			272,283			289,291		303,952
Bloomberg Municipal Bond 1 15 Year Blend 1 17 C000200566 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						257,741					262,735					261,337				282,554			292,889			298,103			271,436			278,141			299,089		313,542
Bloomberg Municipal Bond 1 15 Year Blend 1 17 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Accumulated Value				10,000						10,310					10,509					10,453				11,302			11,716			11,924			10,857			11,126			11,964		12,542
Bloomberg Municipal Bond 1 15 Year Blend 1 17 C000185741 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,030,963					1,050,942					1,045,349				1,130,218			1,171,558			1,192,413			1,085,745			1,112,564			1,196,355		1,254,169
MSCI EAFE Value C000089186 Index Net [Member]
Account Value [Line Items]
Accumulated Value				250,000						241,614					297,687					274,781				289,928			236,525			327,144			273,669			323,221			396,759		513,982
MSCI EAFE Value C000185753 Index Net [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						966,456					1,190,747					1,099,124				1,159,714			946,099			1,308,574			1,094,676			1,292,882			1,587,037		2,055,929
MSCI EAFE Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Value Index (Net)
Accumulated Value				10,000						9,665					11,907					10,991				11,597			9,461			13,086			10,947			12,929			15,870		20,559
JP Morgan GBI Emerging Markets Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									JP Morgan GBI Emerging Markets Global Diversified Index
Accumulated Value				10,000						11,104					11,680					10,911				12,612			12,132			12,234			9,753			11,070			12,040		13,613
JP Morgan GBI Emerging Markets Global Diversified C000101260 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						277,611					291,997					272,785				315,306			303,292			305,839			243,829			276,759			301,002		340,319
JP Morgan GBI Emerging Markets Global Diversified C000185755 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,110,445					1,167,988					1,091,141				1,261,223			1,213,168			1,223,354			975,315			1,107,036			1,204,009		1,361,277
FTSE World Government Bond C000101274 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						264,981					265,577					260,020				285,814			302,969			292,202			227,259			228,290			247,396		259,640
Bloomberg Global Treasury C000101274 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						266,797					265,186					260,616				285,629			301,270			291,542			226,741			227,781			245,801		256,502
Bloomberg Global Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Treasury Index
Accumulated Value				10,000						10,672					10,607					10,425				11,425			12,051			11,662			9,070			9,111			9,832		10,260
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE World Government Bond Index
Accumulated Value				10,000						10,599					10,623					10,401				11,433			12,119			11,688			9,090			9,132			9,896		10,386
Bloomberg Global Treasury C000185759 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,067,188					1,060,744					1,042,465				1,142,515			1,205,080			1,166,167			906,965			911,124			983,203		1,026,008
FTSE World Government Bond C000185759 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,059,923					1,062,308					1,040,081				1,143,255			1,211,878			1,168,809			909,036			913,159			989,585		1,038,559
ICE BofA 1 3 Year BB B US Cash Pay High Yield C000105109 Index [Member]
Account Value [Line Items]
Accumulated Value				250,000						268,544					284,280					292,731				311,488			312,752			336,408			326,634			348,312			387,343		414,970
ICE BofA 1 3 Year BB B US Cash Pay High Yield C000185761 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,074,177					1,137,122					1,170,926				1,245,952			1,251,006			1,345,631			1,306,538			1,393,249			1,549,371		1,659,878
ICE BofA 1 3 Year BB B US Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
Accumulated Value				10,000						10,742					11,371					11,709				12,460			12,510			13,456			13,065			13,932			15,494		16,599
Bloomberg Municipal Bond Short 1 5 Year C000185773 Index [Member]
Account Value [Line Items]
Accumulated Value				1,000,000						1,008,575					1,021,304					1,021,127				1,066,122			1,095,558			1,103,867			1,048,751			1,071,691			1,129,193		1,170,696
Bloomberg Municipal Bond Short 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Short 1-5 Year Index
Accumulated Value				$ 10,000						$ 10,086					$ 10,213					$ 10,211				$ 10,661			$ 10,956			$ 11,039			$ 10,488			$ 10,717			$ 11,292		$ 11,707